Cover	Apr. 01, 2026
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Aristotle Pacific Enhanced CLO Income Fund
Entity Central Index Key	0002092387